Changes in liabilities arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in liabilities arising from financing activities
At January 1,	$ 665,342	$ 647,992
Issuance/(repayments) net of issue costs)	(4,964)
Interest paid	(37,890)	(37,568)	$ (33,108)
Interest expense	37,814	37,528	37,334
Amortization of bond issue costs	1,232	1,225
Foreign exchange losses	15,836	16,165
At December 31	$ 677,370	$ 665,342	$ 647,992